July 17, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Prudential Investment Portfolios 5: Form N-1A

Post-Effective Amendment No. 49 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 49 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 033-82621

Investment Company Act No. 811-09439

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios 5 (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 49 to the Registration Statement under the 1933 Act and Amendment No. 49 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to (i) add disclosure regarding new share classes to the Prudential Jennison Conservative Growth Fund (the “Conservative Growth Fund”), designated Class Q and Class Z; and (ii) add disclosure regarding new share class to the Prudential Jennison Rising Dividend Fund (the “Rising Dividend Fund” and together with Conservative Growth Fund, the “Funds”), designated Class Q. The Company intends to file a subsequent post-effective amendment on or before September 15, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (the Prudential Investment Portfolios 4, Registration Statement on Form N-1A with respect to the prospectus of the Prudential Muni High Income Fund, effective on June 27, 2017 (File No. 033-10649 and 811-04930) as it relates to Class Q shares:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;
  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Prudential Investment Portfolios 4 Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

With respect to the new disclosure regarding Class Z shares, the Amendment includes substantially similar disclosure to the disclosures relating to Class Z shares that currently appear in the registration statements of substantially all of the Prudential mutual funds. See, for example, the registration statement for Prudential Muni High Income Fund, effective on June 27, 2017 (File No. 033-10649).

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary